Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Prepaid insurance	$ 290,004	$ 132,507	$ 11,454
Deferred research and development expenses		9,060
Professional services retainers	3,000	13,418
Prepaid - other	17,960	5,000
Prepaid expenses and other current assets	$ 310,964	$ 159,985	$ 11,454